UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Global Growth Fund

SEMIANNUAL REPORT

April 30, 2011

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Danaher Corp.	2.5%
Oracle Corp.	2.2%
BHP Billiton PLC	2.1%
Groupe Danone	2.0%
LVMH Moet Hennessy Louis Vuitton S.A.	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Schneider Electric S.A.	1.8%
International Business Machines Corp.	1.7%
Pernod Ricard S.A.	1.7%
Akzo Nobel N.V.	1.7%

Equity sectors
Technology	16.1%
Financial Services	14.4%
Consumer Staples	12.9%
Health Care	11.9%
Retailing	9.2%
Industrial Goods & Services	9.0%
Basic Materials	9.0%
Special Products & Services	7.7%
Energy	5.6%
Leisure	1.1%
Transportation	0.8%
Autos & Housing	0.7%
Utilities & Communications	0.5%

Issuer country weightings
United States	43.1%
United Kingdom	11.8%
France	11.5%
Switzerland	8.4%
Germany	5.0%
Brazil	4.7%
Netherlands	3.2%
Japan	2.9%
Taiwan	2.3%
Other Countries	7.1%

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	1.51%	$1,000.00	$1,131.60	$7.98
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
B	Actual	2.26%	$1,000.00	$1,128.09	$11.92
	Hypothetical (h)	2.26%	$1,000.00	$1,013.59	$11.28
C	Actual	2.26%	$1,000.00	$1,127.58	$11.92
	Hypothetical (h)	2.26%	$1,000.00	$1,013.59	$11.28
I	Actual	1.26%	$1,000.00	$1,133.58	$6.67
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31
R1	Actual	2.26%	$1,000.00	$1,127.80	$11.92
	Hypothetical (h)	2.26%	$1,000.00	$1,013.59	$11.28
R2	Actual	1.76%	$1,000.00	$1,130.50	$9.30
	Hypothetical (h)	1.76%	$1,000.00	$1,016.07	$8.80
R3	Actual	1.51%	$1,000.00	$1,131.86	$7.98
	Hypothetical (h)	1.51%	$1,000.00	$1,017.31	$7.55
R4	Actual	1.26%	$1,000.00	$1,133.12	$6.66
	Hypothetical (h)	1.26%	$1,000.00	$1,018.55	$6.31

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
United Technologies Corp.	36,040	$3,228,459

Alcoholic Beverages - 3.8%
Diageo PLC	165,146	$3,359,873
Heineken N.V. (l)	28,795	1,723,688
Pernod Ricard S.A.	40,887	4,109,587

		$9,193,148
Apparel Manufacturers - 4.3%
Compagnie Financiere Richemont S.A.	29,375	$1,898,338
Li & Fung Ltd.	286,200	1,463,015
LVMH Moet Hennessy Louis Vuitton S.A.	25,709	4,617,065
NIKE, Inc., “B”	29,470	2,425,970

		$10,404,388
Automotive - 0.7%
Johnson Controls, Inc.	39,120	$1,603,920

Broadcasting - 1.1%
Publicis Groupe	45,742	$2,592,144

Brokerage & Asset Managers - 4.9%
BM&F Bovespa S.A.	318,400	$2,390,226
Charles Schwab Corp.	75,030	1,373,799
CME Group, Inc.	3,300	976,041
Deutsche Boerse AG (l)	29,788	2,475,160
Franklin Resources, Inc.	20,880	2,696,026
ICAP PLC	123,283	1,067,725
Nomura Holdings, Inc.	169,800	871,160

		$11,850,137
Business Services - 7.7%
Accenture Ltd., “A”	55,190	$3,153,005
Cognizant Technology Solutions Corp., “A” (a)	14,260	1,182,154
Compass Group PLC	236,560	2,309,582
Dun & Bradstreet Corp.	38,910	3,197,624
Hays PLC	610,228	1,209,902
Intertek Group PLC	46,351	1,645,226

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
LPS Brasil - Consultoria de Imoveis S.A.	36,700	$993,783
Michael Page International PLC	135,221	1,246,783
MSCI, Inc., “A” (a)	68,560	2,431,823
Verisk Analytics, Inc., “A” (a)	38,820	1,277,178

		$18,647,060
Chemicals - 0.5%
Monsanto Co.	18,650	$1,268,946

Computer Software - 4.1%
Autodesk, Inc. (a)	23,500	$1,057,030
Check Point Software Technologies Ltd. (a)	22,690	1,246,362
Dassault Systemes S.A.	30,449	2,476,867
Oracle Corp.	147,910	5,332,156

		$10,112,415
Computer Software - Systems - 4.8%
Acer, Inc.	541,510	$1,013,494
Apple, Inc. (a)	10,760	3,746,955
EMC Corp. (a)	93,000	2,635,620
International Business Machines Corp.	24,680	4,209,914

		$11,605,983
Consumer Products - 4.5%
Church & Dwight Co., Inc.	20,050	$1,653,724
Colgate-Palmolive Co.	34,770	2,932,850
Procter & Gamble Co.	41,070	2,665,443
Reckitt Benckiser Group PLC	64,997	3,608,792

		$10,860,809
Electrical Equipment - 6.6%
Amphenol Corp., “A”	33,520	$1,874,103
Danaher Corp.	108,010	5,966,472
Legrand S.A.	51,472	2,350,410
Schneider Electric S.A. (l)	24,175	4,271,751
Sensata Technologies Holding B.V. (a)	48,320	1,696,515

		$16,159,251
Electronics - 5.1%
ASML Holding N.V.	45,860	$1,915,114
Hoya Corp.	48,400	1,043,013
Microchip Technology, Inc.	65,300	2,679,912

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Samsung Electronics Co. Ltd.	2,846	$2,371,556
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	333,318	4,499,793

		$12,509,388
Energy - Independent - 0.6%
INPEX Corp.	181	$1,388,520

Energy - Integrated - 2.6%
Chevron Corp.	18,120	$1,983,053
Hess Corp.	23,310	2,003,728
Suncor Energy, Inc.	50,864	2,344,426

		$6,331,207
Food & Beverages - 4.6%
Groupe Danone	67,960	$4,978,089
Mead Johnson Nutrition Co., “A”	17,550	1,173,744
Nestle S.A.	38,029	2,360,875
PepsiCo, Inc.	38,580	2,657,776

		$11,170,484
Food & Drug Stores - 1.3%
Tesco PLC	481,123	$3,243,105

General Merchandise - 2.0%
Kohl’s Corp.	27,490	$1,448,998
Lojas Renner S.A.	51,300	1,892,935
Target Corp.	29,470	1,446,977

		$4,788,910
Internet - 1.3%
Google, Inc., “A” (a)	3,980	$2,165,518
Yahoo Japan Corp.	2,426	890,337

		$3,055,855
Machinery & Tools - 1.1%
Schindler Holding AG	20,872	$2,700,089

Major Banks - 5.0%
Bank of New York Mellon Corp.	42,810	$1,239,778
Credit Suisse Group AG	54,946	2,497,026
HSBC Holdings PLC	226,496	2,479,559
Julius Baer Group Ltd.	55,706	2,603,048

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Standard Chartered PLC	121,367	$3,363,214

		$12,182,625
Medical & Health Technology & Services - 2.2%
Diagnosticos da America S.A.	126,200	$1,688,603
Fresenius Medical Care AG & Co. KGaA	18,369	1,443,616
Patterson Cos., Inc.	61,420	2,131,888

		$5,264,107
Medical Equipment - 5.5%
Becton, Dickinson & Co.	12,980	$1,115,501
DENTSPLY International, Inc.	50,950	1,912,663
Essilor International S.A.	16,989	1,422,227
Medtronic, Inc.	28,890	1,206,158
Sonova Holding AG	24,310	2,454,888
Synthes, Inc.	13,468	2,319,921
Thermo Fisher Scientific, Inc. (a)	27,060	1,623,329
Waters Corp. (a)	12,570	1,231,860

		$13,286,547
Metals & Mining - 2.1%
BHP Billiton PLC	121,030	$5,103,591

Network & Telecom - 0.8%
Cisco Systems, Inc.	118,530	$2,081,387

Oil Services - 2.4%
National Oilwell Varco, Inc.	35,440	$2,717,894
Schlumberger Ltd.	36,090	3,239,078

		$5,956,972
Other Banks & Diversified Financials - 4.1%
Akbank T.A.S.	219,370	$1,139,397
Banco Santander Brasil S.A., ADR	302,600	3,513,186
HDFC Bank Ltd.	15,621	811,010
MasterCard, Inc., “A”	7,790	2,149,183
Visa, Inc., “A”	30,040	2,346,725

		$9,959,501
Pharmaceuticals - 4.2%
Allergan, Inc.	17,710	$1,409,008
Bayer AG (l)	34,554	3,037,513

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Johnson & Johnson	23,710	$1,558,221
Roche Holding AG	10,616	1,721,878
Teva Pharmaceutical Industries Ltd., ADR	57,430	2,626,274

		$10,352,894
Railroad & Shipping - 0.8%
Kuehne & Nagel International AG	12,030	$1,922,019

Real Estate - 0.4%
Brasil Brokers Participacoes S.A.	172,200	$946,815

Specialty Chemicals - 6.4%
Akzo Nobel N.V. (l)	52,429	$4,072,239
L’Air Liquide S.A.	8,852	1,309,541
Linde AG	19,089	3,438,079
Praxair, Inc.	20,660	2,198,637
Shin-Etsu Chemical Co. Ltd.	54,500	2,844,763
Symrise AG	53,560	1,766,688

		$15,629,947
Specialty Stores - 1.6%
Hennes & Mauritz AB, “B” (l)	33,900	$1,197,801
Industria de Diseno Textil S.A.	31,419	2,817,305

		$4,015,106
Telecommunications - Wireless - 0.5%
MTN Group Ltd.	59,497	$1,323,072
Total Common Stocks (Identified Cost, $207,612,934)		$240,738,801

Collateral for Securities Loaned - 4.6%
Goldman Sachs Repurchase Agreement, 0.04%, dated 4/29/11, due 5/02/11, total to be received $11,306,203 (secured by U.S. Treasury and Federal Agency obligations valued at $11,532,289 in an individually traded account), at Cost	$306,165	$11,306,165

Money Market Funds (v) - 0.9%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	2,133,297	$2,133,297
Total Investments (Identified Cost, $221,052,396)		$254,178,263

Other Assets, Less Liabilities - (4.4)%		(10,824,910)
Net Assets - 100.0%		$243,353,353

9

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $218,919,099)	$252,044,966
Underlying affiliated funds, at cost and value	2,133,297
Total investments, at value, including $10,668,727 of securities on loan (identified cost, $221,052,396)	$254,178,263
Receivables for
Fund shares sold	21,063
Interest and dividends	868,060
Other assets	1,732
Total assets	$255,069,118
Liabilities
Payable to custodian	$13,249
Payable for fund shares reacquired	242,192
Collateral for securities loaned, at value	11,306,165
Payable to affiliates
Investment adviser	18,301
Shareholder servicing costs	73,433
Distribution and service fees	6,737
Payable for independent Trustees’ compensation	28,282
Accrued expenses and other liabilities	27,406
Total liabilities	$11,715,765
Net assets	$243,353,353
Net assets consist of
Paid-in capital	$221,231,624
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	33,152,463
Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,175,793)
Undistributed net investment income	145,059
Net assets	$243,353,353
Shares of beneficial interest outstanding	8,753,774

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$197,784,163	7,039,872	$28.09
Class B	12,615,359	485,649	25.98
Class C	15,978,738	621,276	25.72
Class I	7,708,381	269,072	28.65
Class R1	924,081	35,989	25.68
Class R2	5,181,340	189,032	27.41
Class R3	2,964,960	105,908	28.00
Class R4	196,331	6,976	28.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.80 [100 / 94.25 x $28.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,154,981
Interest	16,692
Dividends from underlying affiliated funds	2,519
Foreign taxes withheld	(113,146)
Total investment income	$2,061,046
Expenses
Management fee	$1,042,249
Distribution and service fees	394,792
Shareholder servicing costs	236,072
Administrative services fee	20,842
Independent Trustees’ compensation	9,899
Custodian fee	44,226
Shareholder communications	14,496
Auditing fees	36,844
Legal fees	1,968
Miscellaneous	59,848
Total expenses	$1,861,236
Fees paid indirectly	(11)
Reduction of expenses by investment adviser	(447)
Net expenses	$1,860,778
Net investment income	$200,268
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$11,182,996
Foreign currency transactions	(148,055)
Net realized gain (loss) on investments and foreign currency transactions	$11,034,941
Change in unrealized appreciation (depreciation)
Investments	$17,713,071
Translation of assets and liabilities in foreign currencies	6,539
Net unrealized gain (loss) on investments and foreign currency translation	$17,719,610
Net realized and unrealized gain (loss) on investments and foreign currency	$28,754,551
Change in net assets from operations	$28,954,819

See Notes to Financial Statements

12

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/11 (unaudited)	Year ended 10/31/10
From operations
Net investment income	$200,268	$529,912
Net realized gain (loss) on investments and foreign currency transactions	11,034,941	8,291,010
Net unrealized gain (loss) on investments and foreign currency translation	17,719,610	19,891,547
Change in net assets from operations	$28,954,819	$28,712,469
Distributions declared to shareholders
From net investment income	$(470,013)	$(823,079)
Change in net assets from fund share transactions	$(12,252,202)	$(26,067,852)
Total change in net assets	$16,232,604	$1,821,538
Net assets
At beginning of period	227,120,749	225,299,211
At end of period (including undistributed net investment income of $145,059 and $414,804, respectively)	$243,353,353	$227,120,749

See Notes to Financial Statements

13

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years . Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009		2008	2007	2006

Net asset value, beginning of period	$24.88		$21.93	$17.35		$29.26	$23.97	$20.10
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.08	$0.11		$0.08	$0.25	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.24		2.96	4.47		(11.82)	5.28	3.76
Total from investment operations	$3.27		$3.04	$4.58		$(11.74)	$5.53	$3.87
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.09)	$(0.00	)(w)	$(0.17)	$(0.24)	$—
Net asset value, end of period	$28.09		$24.88	$21.93		$17.35	$29.26	$23.97
Total return (%) (r)(s)(t)	13.16	(n)	13.92	26.40		(40.34)	23.24	19.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.55	1.70		1.62	1.58	1.61
Expenses after expense reductions (f)	1.51	(a)	1.55	1.67		1.52	1.48	1.51
Net investment income	0.27	(a)	0.34	0.59		0.30	0.97	0.49
Portfolio turnover	25		63	83		88	68	96
Net assets at end of period (000 omitted)	$197,784		$183,544	$180,278		$153,184	$297,956	$290,952

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$23.03		$20.37	$16.24	$27.42	$22.46	$18.98
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.09)	$(0.03)	$(0.11)	$0.06	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	3.01		2.75	4.16	(11.07)	4.95	3.53
Total from investment operations	$2.95		$2.66	$4.13	$(11.18)	$5.01	$3.48
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.05)	$—
Net asset value, end of period	$25.98		$23.03	$20.37	$16.24	$27.42	$22.46
Total return (%) (r)(s)(t)	12.81	(n)	13.06	25.43	(40.77)	22.35	18.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.27	(a)	2.30	2.43	2.27	2.23	2.26
Expenses after expense reductions (f)	2.26	(a)	2.30	2.43	2.27	2.23	2.26
Net investment income (loss)	(0.52	)(a)	(0.43)	(0.19)	(0.47)	0.25	(0.26)
Portfolio turnover	25		63	83	88	68	96
Net assets at end of period (000 omitted)	$12,615		$13,563	$17,219	$19,582	$64,416	$75,573

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009	2008		2007	2006

Net asset value, beginning of period	$22.81		$20.17	$16.08	$27.15		$22.26	$18.80
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$(0.09)	$(0.03)	$(0.11)		$0.05	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		2.73	4.12	(10.96)		4.91	3.52
Total from investment operations	$2.91		$2.64	$4.09	$(11.07)		$4.96	$3.46
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.00	)(w)	$(0.07)	$—
Net asset value, end of period	$25.72		$22.81	$20.17	$16.08		$27.15	$22.26
Total return (%) (r)(s)(t)	12.76	(n)	13.09	25.44	(40.77)		22.33	18.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.30	2.42	2.27		2.23	2.26
Expenses after expense reductions (f)	2.26	(a)	2.30	2.41	2.27		2.23	2.26
Net investment income (loss)	(0.48	)(a)	(0.41)	(0.19)	(0.45)		0.21	(0.27)
Portfolio turnover	25		63	83	88		68	96
Net assets at end of period (000 omitted)	$15,979		$14,485	$13,598	$10,326		$20,249	$20,450

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$25.39		$22.37	$17.73	$29.87	$24.46	$20.46
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.16	$0.14	$0.32	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.31		3.02	4.55	(12.05)	5.39	3.83
Total from investment operations	$3.38		$3.16	$4.71	$(11.91)	$5.71	$4.00
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.07)	$(0.23)	$(0.30)	$—
Net asset value, end of period	$28.65		$25.39	$22.37	$17.73	$29.87	$24.46
Total return (%) (r)(s)	13.36	(n)	14.18	26.68	(40.16)	23.57	19.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.30	1.42	1.27	1.23	1.26
Expenses after expense reductions (f)	1.26	(a)	1.30	1.41	1.27	1.23	1.26
Net investment income	0.53	(a)	0.60	0.84	0.54	1.22	0.74
Portfolio turnover	25		63	83	88	68	96
Net assets at end of period (000 omitted)	$7,708		$6,788	$5,875	$4,306	$7,739	$7,368

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R1			2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.77		$20.14	$16.05	$27.29	$22.42	$18.96
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.08)	$(0.02)	$(0.12)	$(0.10)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		2.71	4.11	(10.95)	5.06	3.53
Total from investment operations	$2.91		$2.63	$4.09	$(11.07)	$4.96	$3.46
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.17)	$(0.09)	$—
Net asset value, end of period	$25.68		$22.77	$20.14	$16.05	$27.29	$22.42
Total return (%) (r)(s)	12.78	(n)	13.06	25.48	(40.80)	22.17	18.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.26	(a)	2.30	2.41	2.31	2.35	2.45
Expenses after expense reductions (f)	2.26	(a)	2.30	2.41	2.31	2.33	2.35
Net investment loss	(0.46	)(a)	(0.38)	(0.11)	(0.53)	(0.43)	(0.35)
Portfolio turnover	25		63	83	88	68	96
Net assets at end of period (000 omitted)	$924		$791	$886	$632	$1,009	$127

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$24.25		$21.37	$16.95	$28.77	$23.58	$19.85
Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)	$0.02	$0.06	$0.02	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	3.16		2.90	4.36	(11.66)	5.29	3.70
Total from investment operations	$3.16		$2.92	$4.42	$(11.64)	$5.33	$3.73
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.04)	$—	$(0.18)	$(0.14)	$—
Net asset value, end of period	$27.41		$24.25	$21.37	$16.95	$28.77	$23.58
Total return (%) (r)(s)	13.05	(n)	13.66	26.08	(40.70)	22.73	18.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.80	1.93	1.79	1.90	2.00
Expenses after expense reductions (f)	1.76	(a)	1.80	1.93	1.79	1.88	1.90
Net investment income (loss)	(0.01	)(a)	0.10	0.36	0.06	0.16	0.15
Portfolio turnover	25		63	83	88	68	96
Net assets at end of period (000 omitted)	$5,181		$5,250	$5,128	$4,808	$4,168	$619

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$24.80		$21.86	$17.29	$29.16	$23.91	$20.08
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.08	$0.11	$0.07	$0.15	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	3.22		2.96	4.46	(11.78)	5.33	3.72
Total from investment operations	$3.26		$3.04	$4.57	$(11.71)	$5.48	$3.83
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.10)	$—	$(0.16)	$(0.23)	$—
Net asset value, end of period	$28.00		$24.80	$21.86	$17.29	$29.16	$23.91
Total return (%) (r)(s)	13.19	(n)	13.93	26.43	(40.37)	23.10	19.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.55	1.67	1.55	1.62	1.64
Expenses after expense reductions (f)	1.51	(a)	1.55	1.67	1.55	1.62	1.64
Net investment income	0.29	(a)	0.34	0.60	0.28	0.58	0.48
Portfolio turnover	25		63	83	88	68	96
Net assets at end of period (000 omitted)	$2,965		$2,528	$2,168	$1,779	$3,563	$1,857

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$24.95		$21.98	$17.41	$29.33	$24.02	$20.11
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.14	$0.19	$0.14	$0.28	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.24		2.97	4.44	(11.85)	5.31	3.77
Total from investment operations	$3.31		$3.11	$4.63	$(11.71)	$5.59	$3.91
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.14)	$(0.06)	$(0.21)	$(0.28)	$—
Net asset value, end of period	$28.14		$24.95	$21.98	$17.41	$29.33	$24.02
Total return (%) (r)(s)	13.31	(n)	14.21	26.73	(40.20)	23.47	19.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.27	(a)	1.30	1.38	1.29	1.33	1.35
Expenses after expense reductions (f)	1.26	(a)	1.30	1.38	1.29	1.33	1.35
Net investment income	0.53	(a)	0.60	1.03	0.54	1.07	0.65
Portfolio turnover	25		63	83	88	68	96
Net assets at end of period (000 omitted)	$196		$171	$146	$46	$78	$63

(a)	Annualized
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Global Growth Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

22

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers

23

Notes to Financial Statements (unaudited) – continued

factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$102,306,745	$—	$—	$102,306,745
United Kingdom	28,637,351	—	—	28,637,351
France	28,127,680	—	—	28,127,680
Switzerland	20,478,083	—	—	20,478,083
Germany	12,161,055	—	—	12,161,055
Brazil	11,425,549	—	—	11,425,549
Netherlands	7,711,041	—	—	7,711,041
Japan	—	7,037,794	—	7,037,794
Taiwan	5,513,286	—	—	5,513,286
Other Countries	17,340,217	—	—	17,340,217
Short Term Securities	—	11,306,165	—	11,306,165
Mutual Funds	2,133,297	—	—	2,133,297
Total Investments	$235,834,304	$18,343,959	$—	$254,178,263

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

24

Notes to Financial Statements (unaudited) – continued

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

25

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$823,079

26

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$221,302,498
Gross appreciation	40,647,120
Gross depreciation	(7,771,355)
Net unrealized appreciation (depreciation)	$32,875,765

As of 10/31/10
Undistributed ordinary income	468,030
Capital loss carryforwards	(21,960,632)
Other temporary differences	(33,169)
Net unrealized appreciation (depreciation)	15,162,694

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/17	$(21,960,632)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/11	Year ended 10/31/10
Class A	$429,431	$767,065
Class I	32,194	37,502
Class R2	907	7,879
Class R3	6,647	9,694
Class R4	834	939
Total	$470,013	$823,079

27

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

The management fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $6,770 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$234,613
Class B	0.75%	0.25%	1.00%	1.00%	64,924
Class C	0.75%	0.25%	1.00%	1.00%	74,819
Class R1	0.75%	0.25%	1.00%	1.00%	4,208
Class R2	0.25%	0.25%	0.50%	0.50%	12,846
Class R3	—	0.25%	0.25%	0.25%	3,382
Total Distribution and Service Fees					$394,792

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a

28

Notes to Financial Statements (unaudited) – continued

shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$93
Class B	9,803
Class C	65

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $103,621, which equated to 0.0894% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $132,451.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0180% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and

29

Notes to Financial Statements (unaudited) – continued

exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $872 and the Retirement Deferral plan resulted in an expense of $3,263. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $26,613 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,286 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $447, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $57,708,312 and $71,105,285, respectively.

30

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	251,139	$6,562,855	636,830	$14,714,935
Class B	23,819	577,719	68,804	1,483,216
Class C	24,581	587,900	55,651	1,192,224
Class I	15,915	429,291	41,895	993,123
Class R1	1,855	44,733	11,708	246,765
Class R2	11,972	305,427	35,124	797,411
Class R3	9,731	253,152	16,990	383,631
Class R4	80	2,073	230	5,312
	339,092	$8,763,150	867,232	$19,816,617
Shares issued to shareholders in reinvestment of distributions
Class A	15,234	$392,869	30,668	$703,849
Class I	1,113	29,242	1,468	34,318
Class R2	33	834	325	7,282
Class R3	259	6,647	424	9,694
Class R4	32	834	41	939
	16,671	$430,426	32,926	$756,082
Shares reacquired
Class A	(604,818)	$(15,852,571)	(1,511,518)	$(34,644,075)
Class B	(126,996)	(3,066,164)	(325,277)	(6,971,206)
Class C	(38,451)	(922,397)	(94,798)	(2,020,863)
Class I	(15,278)	(412,941)	(38,694)	(918,873)
Class R1	(600)	(14,453)	(20,998)	(428,188)
Class R2	(39,503)	(1,017,289)	(58,868)	(1,323,025)
Class R3	(6,040)	(159,963)	(14,657)	(332,767)
Class R4	—	—	(69)	(1,554)
	(831,686)	$(21,445,778)	(2,064,879)	$(46,640,551)
Net change
Class A	(338,445)	$(8,896,847)	(844,020)	$(19,225,291)
Class B	(103,177)	(2,488,445)	(256,473)	(5,487,990)
Class C	(13,870)	(334,497)	(39,147)	(828,639)
Class I	1,750	45,592	4,669	108,568
Class R1	1,255	30,280	(9,290)	(181,423)
Class R2	(27,498)	(711,028)	(23,419)	(518,332)
Class R3	3,950	99,836	2,757	60,558
Class R4	112	2,907	202	4,697
	(475,923)	$(12,252,202)	(1,164,721)	$(26,067,852)

31

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $1,131 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,592,737	25,590,454	(25,049,894)	2,133,297

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,519	$2,133,297

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

33

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

34

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

35

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

MFS® Strategic Income Fund

SEMIANNUAL REPORT

April 30, 2011

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members and amid a weakening trend in the global macroeconomic data. Last September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. For 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, and the Middle East.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

June 17, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	36.6%
High Yield Corporates	31.6%
Non-U.S. Government Bonds	18.0%
Emerging Markets Bonds	7.9%
Commercial Mortgage-Backed Securities	1.8%
Mortgage-Backed Securities	1.6%
Collateralized Debt Obligations	1.1%
Asset-Backed Securities	0.5%
Floating Rate Loans	0.2%
U.S. Government Agencies	0.1%
U.S. Treasury Securities	(0.1)%

Composition including fixed income credit quality (a)(i)
AAA	10.1%
AA	14.1%
A	13.4%
BBB	24.9%
BB	14.8%
B	15.0%
CCC	4.9%
CC	0.3%
C	0.1%
Federal Agencies	1.7%
Not Rated (o)	0.0%
Non-Fixed Income	0.6%
Cash & Other	0.1%

Portfolio facts (i)
Average Duration (d)	4.9
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)
United States	59.7%
United Kingdom	5.3%
Japan	5.1%
France	4.2%
Italy	2.7%
Netherlands	2.4%
Canada	2.3%
Germany	2.3%
Ireland	1.3%
Other Countries	14.7%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 4/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

November 1, 2010 through April 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/10	Ending Account Value 4/30/11	Expenses Paid During Period (p) 11/01/10-4/30/11
A	Actual	1.05%	$1,000.00	$1,023.76	$5.27
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,019.93	$9.01
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,018.41	$9.01
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,023.53	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.3%
Issuer	Shares/Par	Value ($)

Aerospace - 0.5%
BE Aerospace, Inc., 8.5%, 2018	$260,000	$289,900
Bombardier, Inc., 7.5%, 2018 (n)	470,000	521,113
Bombardier, Inc., 7.75%, 2020 (n)	140,000	155,925
CPI International Acquisition, Inc., 8%, 2018 (z)	80,000	80,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	295,000	250,013
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	255,000	268,388

		$1,565,739
Apparel Manufacturers - 0.2%
Hanesbrands, Inc., 8%, 2016	$265,000	$287,856
Hanesbrands, Inc., 6.375%, 2020	130,000	128,700
Phillips-Van Heusen Corp., 7.375%, 2020	305,000	330,163

		$746,719
Asset-Backed & Securitized - 3.4%
Anthracite Ltd., “A”, CDO, FRN, 0.573%, 2019 (z)	$396,241	$360,579
Anthracite Ltd., CDO, 6%, 2037 (z)	1,200,000	900,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.06%, 2045 (q)(z)	900,000	24,750
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040 (z)	491,537	277,221
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	79,003	79,793
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (z)	900,000	909,540
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	835,610	871,859
Crest Ltd., “A1” CDO, FRN, 0.789%, 2018 (z)	766,524	705,202
Crest Ltd., CDO, 7%, 2040	428,744	21,437
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	567,130	580,715
Falcon Franchise Loan LLC, FRN, 3.259%, 2023 (i)(z)	2,482,217	148,933
Falcon Franchise Loan LLC, FRN, 3.633%, 2025 (i)(z)	2,688,479	211,852
First Union-Lehman Brothers Bank of America, FRN, 0.585%, 2035 (i)	11,272,769	191,628
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	310,495	321,180
GMAC LLC, FRN, 6.02%, 2033 (z)	858,216	889,469
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	770,000	808,783
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	310,000	316,850
KKR Financial CLO Ltd., “C”, FRN, 1.763%, 2021 (n)	523,730	426,840
Morgan Stanley Capital I, Inc., 1.388%, 2039 (i)(z)	6,297,553	173,183
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013 (z)	875,000	881,195

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset-Backed & Securitized - continued
Salomon Brothers Mortgage Securities, Inc., FRN, 7.287%, 2032 (z)	$1,075,000	$1,127,567

		$10,228,576
Automotive - 1.4%
Accuride Corp., 9.5%, 2018	$285,000	$317,775
Allison Transmission, Inc., 11%, 2015 (n)	420,000	456,750
Allison Transmission, Inc., 7.125%, 2019 (z)	45,000	45,563
Ford Motor Credit Co. LLC, 12%, 2015	1,778,000	2,269,053
Goodyear Tire & Rubber Co., 10.5%, 2016	262,000	296,715
RCI Banque S.A., 4.6%, 2016 (z)	820,000	833,192
UCI International, Inc., 8.625%, 2019 (z)	70,000	74,375

		$4,293,423
Banks & Diversified Financials (Covered Bonds) - 0.6%
Compagnie de Financement Foncier, FRN, 1.024%, 2012 (n)	$1,900,000	$1,898,604

Basic Industry - 0.1%
Trimas Corp., 9.75%, 2017	$285,000	$313,500

Broadcasting - 2.6%
Allbritton Communications Co., 8%, 2018	$255,000	$270,300
CBS Corp., 5.75%, 2020	260,000	279,746
Citadel Broadcasting Corp., 7.75%, 2018 (z)	45,000	48,713
Entravision Communications Corp., 8.75%, 2017	75,000	80,438
Gray Television, Inc., 10.5%, 2015	80,000	86,200
Inmarsat Finance PLC, 7.375%, 2017 (n)	380,000	401,850
Intelsat Bermuda Ltd., 11.25%, 2017	265,000	289,181
Intelsat Jackson Holdings Ltd., 9.5%, 2016	1,060,000	1,115,650
Lamar Media Corp., 6.625%, 2015	335,000	342,538
LBI Media, Inc., 8.5%, 2017 (z)	190,000	162,450
Liberty Media Corp., 8.5%, 2029	260,000	254,800
Local TV Finance LLC, 9.25%, 2015 (p)(z)	434,002	429,662
NBC Universal, Inc., 5.95%, 2041 (n)	939,000	940,245
Newport Television LLC, 13%, 2017 (n)(p)	129,843	132,282
News America, Inc., 6.4%, 2035	890,000	938,962
News America, Inc., 6.9%, 2039	251,000	281,544
Nexstar Broadcasting, Inc., 7%, 2014 (p)	383,998	383,518
Nexstar Broadcasting, Inc., 7%, 2014	126,000	125,843
Salem Communications Corp., 9.625%, 2016	38,000	40,850
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	130,000	145,275
Sinclair Broadcast Group, Inc., 8.375%, 2018	50,000	53,500
SIRIUS XM Radio, Inc., 13%, 2013 (n)	180,000	213,750

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Broadcasting - continued
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	$180,000	$201,600
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	205,000	218,325
Univision Communications, Inc., 12%, 2014 (n)	62,000	66,805
Univision Communications, Inc., 6.875%, 2019 (z)	75,000	75,281
Univision Communications, Inc., 7.875%, 2020 (n)	135,000	143,775

		$7,723,083
Brokerage & Asset Managers - 1.1%
BlackRock, Inc., 3.5%, 2014	$700,000	$738,458
E*TRADE Financial Corp., 7.875%, 2015	225,000	231,750
E*TRADE Financial Corp., 12.5%, 2017	130,000	155,188
Janus Capital Group, Inc., 6.7%, 2017	375,000	410,575
TD AMERITRADE Holding Corp., 5.6%, 2019	1,600,000	1,712,523

		$3,248,494
Building - 1.4%
Building Materials Holding Corp., 6.875%, 2018 (n)	$125,000	$129,063
Building Materials Holding Corp., 7%, 2020 (n)	290,000	302,325
Building Materials Holding Corp., 6.75%, 2021 (z)	115,000	116,581
CEMEX Finance LLC, 9.5%, 2016 (n)	363,000	386,595
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015 (z)	150,000	148,725
CEMEX S.A.B. de C.V., 9%, 2018 (n)	100,000	103,625
CRH PLC, 8.125%, 2018	590,000	706,668
Lafarge S.A., 6.15%, 2011	1,320,000	1,333,749
Masonite International Corp., 8.25%, 2021 (z)	115,000	117,516
Nortek, Inc., 10%, 2018 (n)	85,000	90,950
Nortek, Inc., 8.5%, 2021 (z)	280,000	279,300
Owens Corning, 9%, 2019	360,000	429,307

		$4,144,404
Business Services - 0.4%
First Data Corp., 12.625%, 2021 (z)	$130,000	$142,513
Interactive Data Corp., 10.25%, 2018 (n)	280,000	312,200
Iron Mountain, Inc., 6.625%, 2016	320,000	320,400
SunGard Data Systems, Inc., 10.25%, 2015	318,000	333,900
SunGard Data Systems, Inc., 7.375%, 2018 (n)	120,000	123,900
SunGard Data Systems, Inc., 7.625%, 2020 (n)	70,000	72,975

		$1,305,888
Cable TV - 2.4%
Bresnan Broadband Holdings LLC, 8%, 2018 (z)	$70,000	$74,375
Cablevision Systems Corp., 8.625%, 2017	210,000	235,200
CCH II LLC, 13.5%, 2016	305,000	367,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
CCO Holdings LLC, 7.875%, 2018	$465,000	$503,944
CCO Holdings LLC, 8.125%, 2020	155,000	172,438
Cequel Communications Holdings, 8.625%, 2017 (z)	95,000	101,888
Charter Communications Operating LLC, 10.875%, 2014 (n)	195,000	217,913
CSC Holdings LLC, 8.5%, 2014	410,000	458,688
CSC Holdings LLC, 8.5%, 2015	150,000	163,688
DIRECTV Holdings LLC, 5.875%, 2019	370,000	406,712
Insight Communications Co., Inc., 9.375%, 2018 (n)	240,000	268,200
Mediacom LLC, 9.125%, 2019	240,000	260,400
Myriad International Holdings B.V., 6.375%, 2017 (n)	751,000	803,570
TCI Communications, Inc., 9.8%, 2012	841,000	897,010
Time Warner Cable, Inc., 8.25%, 2019	920,000	1,141,358
UPCB Finance III Ltd., 6.625%, 2020 (z)	421,000	414,159
Videotron LTEE, 6.875%, 2014	190,000	192,613
Virgin Media Finance PLC, 9.125%, 2016	350,000	371,438
Virgin Media Finance PLC, 9.5%, 2016	155,000	177,669

		$7,229,169
Chemicals - 2.3%
Ashland, Inc., 9.125%, 2017	$355,000	$410,469
Celanese U.S. Holdings LLC, 6.625%, 2018	300,000	315,750
Dow Chemical Co., 8.55%, 2019	1,410,000	1,807,748
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018	435,000	471,975
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020 (n)	70,000	75,600
Huntsman International LLC, 8.625%, 2021 (n)	450,000	505,125
Lyondell Chemical Co., 11%, 2018	1,058,097	1,195,650
Momentive Performance Materials, Inc., 12.5%, 2014	325,000	360,344
Momentive Performance Materials, Inc., 11.5%, 2016	552,000	598,920
Polypore International, Inc., 7.5%, 2017 (n)	275,000	291,328
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	347,000	356,954
Solutia, Inc., 7.875%, 2020	305,000	334,738

		$6,724,601
Computer Software - 0.3%
Oracle Corp., 5.375%, 2040 (n)	$607,000	$606,504
Syniverse Holdings, Inc., 9.125%, 2019 (z)	200,000	214,500

		$821,004
Computer Software - Systems - 0.1%
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017	$255,000	$281,775

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.4%
Amsted Industries, Inc., 8.125%, 2018 (n)	$305,000	$326,350
Griffon Corp., 7.125%, 2018 (z)	300,000	310,875
Pinafore LLC, 9%, 2018 (n)	500,000	546,250

		$1,183,475
Construction - 0.1%
Corporacion GEO S.A.B. de C.V., 8.875%, 2014 (n)	$227,000	$250,835

Consumer Products - 0.6%
ACCO Brands Corp., 10.625%, 2015	$30,000	$33,825
ACCO Brands Corp., 7.625%, 2015	135,000	138,375
Easton-Bell Sports, Inc., 9.75%, 2016	240,000	268,800
Elizabeth Arden, Inc., 7.375%, 2021	180,000	189,450
Jarden Corp., 7.5%, 2017	295,000	316,756
Libbey Glass, Inc., 10%, 2015	216,000	235,980
Visant Corp., 10%, 2017	250,000	270,000
Whirlpool Corp., 8%, 2012	429,000	455,891

		$1,909,077
Consumer Services - 1.1%
KAR Holdings, Inc., 10%, 2015	$40,000	$42,100
Realogy Corp., 10.5%, 2014	135,000	137,025
Realogy Corp., 11.5%, 2017 (z)	105,000	109,463
Service Corp. International, 7%, 2017	975,000	1,060,313
Service Corp. International, 7.625%, 2018	312,000	349,440
Western Union Co., 5.4%, 2011	1,610,000	1,651,844

		$3,350,185
Containers - 0.8%
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014	$315,000	$328,781
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018	50,000	54,625
Greif, Inc., 6.75%, 2017	915,000	969,900
Owens-Illinois, Inc., 7.375%, 2016	185,000	203,963
Packaging Dynamics Corp., 8.75%, 2016 (z)	105,000	108,806
Reynolds Group, 7.75%, 2016 (n)	510,000	540,600
Reynolds Group, 7.125%, 2019 (n)	150,000	156,375
Reynolds Group, 8.25%, 2021 (n)	120,000	121,950

		$2,485,000
Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$1,297,000	$1,400,475
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	380,000	430,528
ManTech International Corp., 7.25%, 2018	270,000	286,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - continued
MOOG, Inc., 7.25%, 2018	$150,000	$159,375

		$2,276,578
Electronics - 0.2%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$130,000	$147,713
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	185,000	205,350
Jabil Circuit, Inc., 7.75%, 2016	260,000	295,100

		$648,163
Emerging Market Quasi-Sovereign - 2.1%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$346,000	$338,521
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (z)	494,000	487,472
Development Bank of Kazakhstan, 5.5%, 2015 (n)	827,000	866,283
Gaz Capital S.A., 9.25%, 2019	177,000	220,808
IIRSA Norte Finance Ltd., 8.75%, 2024	265,379	295,898
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	176,000	213,400
Petrobras International Finance Co., 6.75%, 2041	414,000	430,902
Petroleos Mexicanos, 5.5%, 2021	618,000	633,141
PTTEP Canada International Finance Ltd., 5.692%, 2021 (z)	686,000	693,552
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	748,045	809,759
SCF Capital Ltd., 5.375%, 2017 (n)	526,000	518,794
VEB Finance Ltd., 6.902%, 2020 (n)	618,000	662,805

		$6,171,335
Emerging Market Sovereign - 1.1%
Government of Ukraine, 7.75%, 2020 (n)	$100,000	$104,500
Government of Ukraine, 7.95%, 2021 (n)	500,000	523,000
Republic of Croatia, 6.375%, 2021 (z)	200,000	203,430
Republic of Hungary, 6.375%, 2021	996,000	1,033,350
Republic of Indonesia, 4.875%, 2021 (z)	200,000	200,000
Republic of Philippines, 5.5%, 2026	200,000	199,250
Republic of Philippines, 6.375%, 2034	599,000	640,181
Republic of South Africa, 6.25%, 2041	415,000	429,525

		$3,333,236
Energy - Independent - 3.2%
Anadarko Petroleum Corp., 5.95%, 2016	$910,000	$1,016,460
Bill Barrett Corp., 9.875%, 2016	255,000	290,063
Carrizo Oil & Gas, Inc., 8.625%, 2018 (n)	235,000	250,863
Chaparral Energy, Inc., 8.875%, 2017	355,000	376,300
Chesapeake Energy Corp., 6.875%, 2020	168,000	183,120
Concho Resources, Inc., 8.625%, 2017	175,000	193,375
Continental Resources, 8.25%, 2019	265,000	294,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Denbury Resources, Inc., 8.25%, 2020	$285,000	$317,775
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)	275,000	299,750
Harvest Operations Corp., 6.875%, 2017 (n)	365,000	381,881
Hilcorp Energy I LP, 9%, 2016 (n)	455,000	475,475
LINN Energy LLC, 8.625%, 2020	105,000	116,025
LINN Energy LLC, 7.75%, 2021 (n)	206,000	220,678
Newfield Exploration Co., 6.625%, 2014	255,000	260,419
Newfield Exploration Co., 6.625%, 2016	270,000	279,113
Newfield Exploration Co., 6.875%, 2020	105,000	111,038
OPTI Canada, Inc., 9.75%, 2013 (n)	230,000	232,300
OPTI Canada, Inc., 8.25%, 2014	515,000	274,238
Penn Virginia Corp., 10.375%, 2016	220,000	249,700
Petrohawk Energy Corp., 7.25%, 2018	105,000	111,563
Pioneer Natural Resources Co., 6.875%, 2018	280,000	304,685
Pioneer Natural Resources Co., 7.5%, 2020	725,000	821,566
Plains Exploration & Production Co., 7%, 2017	530,000	548,550
QEP Resources, Inc., 6.875%, 2021	358,000	385,745
Quicksilver Resources, Inc., 8.25%, 2015	280,000	296,800
Quicksilver Resources, Inc., 9.125%, 2019	275,000	301,813
Range Resources Corp., 8%, 2019	190,000	209,475
SandRidge Energy, Inc., 8%, 2018 (n)	475,000	502,313
Talisman Energy, Inc., 7.75%, 2019	120,000	148,199
Whiting Petroleu Corp., 6.5%, 2018	155,000	161,975

		$9,615,407
Energy - Integrated - 1.3%
BP Capital Markets PLC, 4.5%, 2020	$272,000	$274,129
BP Capital Markets PLC, 4.742%, 2021	760,000	776,003
CCL Finance Ltd., 9.5%, 2014 (n)	365,000	425,225
CCL Finance Ltd., 9.5%, 2014	243,000	283,095
Cenovus Energy, Inc., 4.5%, 2014	320,000	346,491
Hess Corp., 8.125%, 2019	270,000	341,744
Pacific Rubiales Energy Corp., 8.75%, 2016 (n)	465,000	526,613
Petro-Canada Financial Partnership, 5%, 2014	860,000	936,623

		$3,909,923
Entertainment - 0.3%
AMC Entertainment, Inc., 8.75%, 2019	$270,000	$292,950
AMC Entertainment, Inc., 9.75%, 2020 (z)	150,000	159,750
Cinemark USA, Inc., 8.625%, 2019	385,000	421,575
NAI Entertainment Holdings LLC, 8.25%, 2017 (z)	125,000	135,000

		$1,009,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 2.9%
CIT Group, Inc., 5.25%, 2014 (z)	$400,000	$409,660
CIT Group, Inc., 7%, 2014	350,000	356,563
CIT Group, Inc., 7%, 2016	475,000	478,563
CIT Group, Inc., 7%, 2017	1,125,000	1,134,141
CIT Group, Inc., 6.625%, 2018 (z)	314,000	337,288
General Electric Capital Corp., 6%, 2019	300,000	334,045
General Electric Capital Corp., 5.5%, 2020	710,000	763,459
General Electric Capital Corp., 6.375% to 2017, FRN to 2067	425,000	441,469
General Electric Capital Corp., FRN, 0.403%, 2012	770,000	769,199
GMAC, Inc., 8%, 2031	185,000	208,588
International Lease Finance Corp., 8.75%, 2017 (n)	380,000	427,500
International Lease Finance Corp., 7.125%, 2018 (n)	390,000	419,250
International Lease Finance Corp., 8.25%, 2020	70,000	78,050
Nationstar Mortgage LLC, 10.875%, 2015 (z)	400,000	413,000
ORIX Corp., 5.48%, 2011	970,000	985,677
SLM Corp., 8.45%, 2018	130,000	147,550
SLM Corp., 8%, 2020	525,000	581,347
Springleaf Finance Corp., 6.9%, 2017	555,000	520,313

		$8,805,662
Food & Beverages - 2.2%
Anheuser-Busch InBev S.A., 7.75%, 2019	$1,100,000	$1,379,244
ARAMARK Corp., 8.5%, 2015	240,000	250,500
B&G Foods, Inc., 7.625%, 2018	200,000	214,750
Constellation Brands, Inc., 7.25%, 2016	145,000	158,050
Kraft Foods, Inc., 6.125%, 2018	720,000	816,456
Miller Brewing Co., 5.5%, 2013 (n)	1,370,000	1,492,090
Pernod Ricard S.A., 5.75%, 2021 (z)	594,000	609,003
Pinnacle Foods Finance LLC, 9.25%, 2015	360,000	376,200
Pinnacle Foods Finance LLC, 10.625%, 2017	105,000	112,875
Pinnacle Foods Finance LLC, 8.25%, 2017	80,000	84,600
Sigma Alimentos S.A., 5.625%, 2018 (z)	150,000	150,375
TreeHouse Foods, Inc., 7.75%, 2018	235,000	252,919
Tyson Foods, Inc., 6.85%, 2016	560,000	625,800

		$6,522,862
Forest & Paper Products - 0.9%
Boise, Inc., 8%, 2020	$280,000	$303,800
Cascades, Inc., 7.75%, 2017	185,000	197,488
Fibria Overseas Finance, 6.75%, 2021 (n)	150,000	157,875
Georgia-Pacific Corp., 7.125%, 2017 (n)	255,000	270,938
Georgia-Pacific Corp., 8%, 2024	135,000	157,275
Georgia-Pacific Corp., 7.25%, 2028	85,000	89,994

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - continued
Graphic Packaging Holding Co., 7.875%, 2018		$190,000	$206,863
Inversiones CMPC S.A., 4.75%, 2018 (n)		854,000	842,614
JSG Funding PLC, 7.75%, 2015		25,000	25,625
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	195,000	303,265

			$2,555,737
Gaming & Lodging - 2.0%
American Casinos, Inc., 7.5%, 2021 (z)		$230,000	$235,463
Firekeepers Development Authority, 13.875%, 2015 (n)		270,000	317,925
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		315,000	164
Gaylord Entertainment Co., 6.75%, 2014		365,000	372,300
GWR Operating Partnership LLP, 10.875%, 2017		135,000	145,463
Harrah’s Operating Co., Inc., 11.25%, 2017		605,000	689,700
Harrah’s Operating Co., Inc., 10%, 2018		3,000	2,816
Harrah’s Operating Co., Inc., 10%, 2018		308,000	289,135
Host Hotels & Resorts, Inc., 6.75%, 2016		190,000	196,175
Host Hotels & Resorts, Inc., 9%, 2017		265,000	298,125
Marriott International, Inc., 5.625%, 2013		630,000	674,725
MGM Mirage, 10.375%, 2014		45,000	52,031
MGM Mirage, 11.125%, 2017		120,000	139,500
MGM Resorts International, 11.375%, 2018		180,000	205,200
MGM Resorts International, 9%, 2020		250,000	278,750
Penn National Gaming, Inc., 8.75%, 2019		270,000	296,325
Station Casinos, Inc., 6.5%, 2014 (d)		620,000	62
Station Casinos, Inc., 6.875%, 2016 (d)		1,060,000	106
Wyndham Worldwide Corp., 6%, 2016		400,000	428,149
Wyndham Worldwide Corp., 5.75%, 2018		760,000	796,573
Wyndham Worldwide Corp., 7.375%, 2020		280,000	310,094
Wynn Las Vegas LLC, 7.75%, 2020		270,000	294,975

			$6,023,756
Industrial - 1.0%
Altra Holdings, Inc., 8.125%, 2016		$190,000	$206,625
Diversey, Inc., 8.25%, 2019		165,000	178,200
Hyva Global B.V., 8.625%, 2016 (z)		200,000	205,785
Johns Hopkins University, 5.25%, 2019		1,180,000	1,308,608
Mueller Water Products, Inc., 7.375%, 2017		205,000	203,463
Mueller Water Products, Inc., 8.75%, 2020		149,000	165,763
Steelcase, Inc., 6.5%, 2011		589,000	597,383

			$2,865,827

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Insurance - 2.8%
Aflac, Inc., 6.45%, 2040		$660,000	$675,855
Allianz AG, 5.5%, 2049	EUR	947,000	1,392,129
ING Groep N.V., 5.775% to 2015, FRN to 2049		$2,010,000	1,879,350
MetLife, Inc., 9.25% to 2038, FRN to 2068 (n)		400,000	500,000
Metropolitan Life Global Funding, 2.875%, 2012 (n)		830,000	847,994
Metropolitan Life Global Funding, 5.125%, 2014 (n)		430,000	470,193
Principal Financial Group, Inc., 8.875%, 2019		650,000	832,282
Prudential Financial, Inc., 6.2%, 2015		660,000	736,265
Unum Group, 7.125%, 2016		870,000	1,002,999

			$8,337,067
Insurance - Property & Casualty - 2.4%
Aon Corp., 3.5%, 2015		$760,000	$774,579
AXIS Capital Holdings Ltd., 5.75%, 2014		1,035,000	1,127,295
AXIS Capital Holdings Ltd., 5.875%, 2020		370,000	380,318
CNA Financial Corp., 5.875%, 2020		990,000	1,046,765
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)		435,000	591,600
PartnerRe Ltd., 5.5%, 2020		583,000	590,157
Travelers Cos., Inc., 3.9%, 2020		1,270,000	1,227,369
USI Holdings Corp., 9.75%, 2015 (z)		220,000	225,500
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)		1,095,000	1,133,325

			$7,096,908
International Market Quasi-Sovereign - 3.4%
Bank of Ireland, 2.75%, 2012 (n)		$560,000	$531,355
Canada Housing Trust, 4.6%, 2011 (n)	CAD	500,000	535,185
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$1,090,000	1,261,917
ING Bank N.V., 3.9%, 2014 (n)		1,060,000	1,131,041
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)		3,000,000	2,582,595
Lloyds TSB Bank PLC, FRN, 1.303%, 2012 (n)		1,000,000	1,008,593
Royal Bank of Scotland PLC, FRN, 1.012%, 2012 (n)		1,497,000	1,505,889
Swedbank AB, 2.8%, 2012 (n)		300,000	305,503
Vestjysk Bank A/S, FRN, 0.859%, 2013 (n)		710,000	715,013
Westpac Banking Corp., 3.45%, 2014 (n)		520,000	552,302

			$10,129,393
International Market Sovereign - 14.1%
Federal Republic of Germany, 3.75%, 2015	EUR	1,679,000	$2,612,909
Federal Republic of Germany, 4.25%, 2018	EUR	682,000	1,093,188
Federal Republic of Germany, 6.25%, 2030	EUR	826,000	1,633,609
Government of Bermuda, 5.603%, 2020 (n)		$295,000	313,578
Government of Canada, 4.5%, 2015	CAD	546,000	625,094
Government of Canada, 4.25%, 2018	CAD	290,000	332,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 5.75%, 2033	CAD	86,000	$118,491
Government of Japan, 1.5%, 2012	JPY	125,000,000	1,563,649
Government of Japan, 1.3%, 2014	JPY	273,300,000	3,482,347
Government of Japan, 1.7%, 2017	JPY	384,350,000	5,038,811
Government of Japan, 2.2%, 2027	JPY	123,300,000	1,600,611
Government of Japan, 2.4%, 2037	JPY	130,200,000	1,696,128
Kingdom of Belgium, 5.5%, 2017	EUR	728,000	1,179,689
Kingdom of Spain, 4.6%, 2019	EUR	1,041,000	1,497,702
Kingdom of the Netherlands, 3.75%, 2014	EUR	1,846,000	2,857,242
Kingdom of the Netherlands, 5.5%, 2028	EUR	226,000	403,911
Republic of Austria, 4.65%, 2018	EUR	893,000	1,428,824
Republic of France, 4.75%, 2012	EUR	844,000	1,304,957
Republic of France, 6%, 2025	EUR	707,000	1,293,971
Republic of France, 4.75%, 2035	EUR	958,000	1,566,441
Republic of Ireland, 4.5%, 2020	EUR	300,000	297,933
Republic of Italy, 4.75%, 2013	EUR	1,849,000	2,828,583
Republic of Italy, 5.25%, 2017	EUR	2,467,000	3,868,669
United Kingdom Treasury, 8%, 2015	GBP	874,000	1,827,135
United Kingdom Treasury, 8%, 2021	GBP	330,000	760,865
United Kingdom Treasury, 4.25%, 2036	GBP	458,000	771,118

			$41,997,921
Local Authorities - 0.6%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$820,000	$829,955
Province of Ontario, 5.45%, 2016		745,000	853,137

			$1,683,092
Machinery & Tools - 0.8%
Atlas Copco AB, 5.6%, 2017 (n)		$1,073,000	$1,165,322
Case Corp., 7.25%, 2016		145,000	158,413
Case New Holland, Inc., 7.875%, 2017 (n)		580,000	648,150
Rental Service Corp., 9.5%, 2014		158,000	165,505
RSC Equipment Rental, Inc., 8.25%, 2021		125,000	131,875

			$2,269,265
Major Banks - 4.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049		$1,840,000	$1,426,000
Bank of America Corp., 7.375%, 2014		460,000	524,365
Bank of America Corp., 8% to 2018, FRN to 2049		955,000	1,033,052
Barclays Bank PLC, 5.125%, 2020		770,000	792,231
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)		226,000	222,610
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		600,000	594,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Commonwealth Bank of Australia, 5%, 2019 (n)	$760,000	$792,026
Credit Suisse New York, 5.5%, 2014	650,000	719,278
Goldman Sachs Group, Inc., 6%, 2014	450,000	497,259
HSBC USA, Inc., 4.875%, 2020	930,000	925,734
Intesa Sanpaolo S.p.A., FRN, 2.712%, 2014 (n)	590,000	604,677
JPMorgan Chase Capital XXII, 6.45%, 2087	616,000	626,115
JPMorgan Chase Capital XXVII, 7%, 2039	161,000	167,757
Macquarie Group Ltd., 6%, 2020 (n)	933,000	952,080
Merrill Lynch & Co., Inc., 6.4%, 2017	400,000	445,856
Morgan Stanley, 6%, 2014	620,000	678,977
Morgan Stanley, 7.3%, 2019	250,000	286,679
Morgan Stanley, 5.625%, 2019	420,000	436,546
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (d)(n)	145,000	134,125
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049	720,000	684,900
Standard Chartered PLC, 3.85%, 2015 (n)	850,000	883,882
UFJ Finance Aruba AEC, 6.75%, 2013	648,000	714,610
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	405,000	445,500

		$14,588,259
Medical & Health Technology & Services - 2.7%
Biomet, Inc., 10%, 2017	$190,000	$209,950
Biomet, Inc., 10.375%, 2017 (p)	135,000	150,019
Biomet, Inc., 11.625%, 2017	290,000	329,150
Cardinal Health, Inc., 5.8%, 2016	840,000	943,233
Community Health Systems, Inc., 8.875%, 2015	205,000	209,613
Davita, Inc., 6.375%, 2018	265,000	271,294
Davita, Inc., 6.625%, 2020	125,000	128,281
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	185,000	212,056
HCA, Inc., 9.25%, 2016	475,000	509,438
HCA, Inc., 8.5%, 2019	775,000	860,250
HealthSouth Corp., 8.125%, 2020	500,000	546,250
Hospira, Inc., 6.05%, 2017	490,000	551,137
McKesson Corp., 5.7%, 2017	370,000	415,250
Owens & Minor, Inc., 6.35%, 2016	710,000	739,540
Tenet Healthcare Corp., 9.25%, 2015	295,000	323,025
United Surgical Partners International, Inc., 8.875%, 2017	85,000	89,463
United Surgical Partners International, Inc., 9.25%, 2017 (p)	130,000	137,638
Universal Hospital Services, Inc., 8.5%, 2015 (p)	475,000	494,594
Universal Hospital Services, Inc., FRN, 3.834%, 2015	90,000	87,413
Vanguard Health Systems, Inc., 8%, 2018	320,000	334,400
VWR Funding, Inc., 10.25%, 2015 (p)	359,125	377,081

		$7,919,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 2.0%
ArcelorMittal, 5.5%, 2021	$1,780,000	$1,804,534
Arch Coal, Inc., 7.25%, 2020	125,000	134,844
Arch Western Finance LLC, 6.75%, 2013	139,000	139,869
Bumi Investment Pte Ltd., 10.75%, 2017 (n)	100,000	115,750
Cloud Peak Energy, Inc., 8.25%, 2017	275,000	301,125
Cloud Peak Energy, Inc., 8.5%, 2019	365,000	406,063
Consol Energy, Inc., 8%, 2017	195,000	215,475
Consol Energy, Inc., 8.25%, 2020	130,000	144,950
Ferrexpo Finance PLC, 7.875%, 2016 (z)	418,000	431,611
Gold Fields Orogen Holdings Ltd., 4.875%, 2020 (n)	619,000	597,563
Novelis, Inc., 8.375%, 2017	150,000	165,750
Novelis, Inc., 8.75%, 2020	70,000	78,225
Southern Copper Corp., 6.75%, 2040	450,000	441,180
Vale Overseas Ltd., 5.625%, 2019	134,000	142,606
Vale Overseas Ltd., 4.625%, 2020	437,000	432,333
Vale Overseas Ltd., 6.875%, 2039	303,000	327,757

		$5,879,635
Mortgage - Backed - 1.6%
Fannie Mae, 5.5%, 2019 - 2034	$1,929,195	$2,092,834
Fannie Mae, 6.5%, 2031	134,300	152,437
Fannie Mae, 6%, 2034 (f)	1,561,931	1,723,998
Freddie Mac, 4.224%, 2020	818,658	843,054

		$4,812,323
Natural Gas - Distribution - 0.2%
AmeriGas Partners LP, 7.125%, 2016	$300,000	$311,250
Ferrellgas Partners LP, 8.625%, 2020	191,000	207,235

		$518,485
Natural Gas - Pipeline - 1.6%
Atlas Pipeline Partners LP, 8.75%, 2018	$225,000	$244,125
Crosstex Energy, Inc., 8.875%, 2018	300,000	327,750
El Paso Corp., 7%, 2017	410,000	455,054
El Paso Corp., 7.75%, 2032	145,000	166,004
Energy Transfer Equity LP, 7.5%, 2020	470,000	514,650
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	181,000	196,611
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	113,000	119,215
Kinder Morgan Energy Partners LP, 5.85%, 2012	803,000	852,540
Kinder Morgan Energy Partners LP, 6.375%, 2041	1,070,000	1,123,768
Spectra Energy Capital LLC, 8%, 2019	679,000	837,838

		$4,837,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.7%
AT&T, Inc., 5.5%, 2018	$660,000	$728,325
Cincinnati Bell, Inc., 8.25%, 2017	90,000	91,350
Cincinnati Bell, Inc., 8.75%, 2018	235,000	225,600
Citizens Communications Co., 9%, 2031	115,000	118,450
France Telecom, 4.375%, 2014	640,000	691,592
Qwest Communications International, Inc., 8%, 2015	105,000	115,238
Qwest Communications International, Inc., 7.125%, 2018 (n)	270,000	294,300
Qwest Corp., 7.5%, 2014	560,000	634,200
Telefonica S.A., 5.877%, 2019	760,000	812,374
Verizon Communications, Inc., 8.75%, 2018	690,000	894,802
Windstream Corp., 8.125%, 2018	55,000	59,263
Windstream Corp., 7.75%, 2020	150,000	159,000
Windstream Corp., 7.75%, 2021 (z)	115,000	121,613

		$4,946,107
Oil Services - 0.3%
Edgen Murray Corp., 12.25%, 2015	$175,000	$176,313
Expro Finance Luxembourg, 8.5%, 2016 (n)	305,000	298,138
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)	150,000	154,125
Pioneer Drilling Co., 9.875%, 2018	375,000	405,000

		$1,033,576
Oils - 0.4%
LUKOIL International Finance B.V., 6.125%, 2020 (n)	$1,056,000	$1,074,480
Petroplus Holdings AG, 9.375%, 2019 (n)	210,000	213,150

		$1,287,630
Other Banks & Diversified Financials - 4.5%
American Express Centurion Bank, 5.5%, 2013	$510,000	$548,302
Banco Santander U.S. Debt S.A.U., 2.991%, 2013 (n)	800,000	807,803
Banco Votorantim S.A., 5.25%, 2016 (n)	242,000	244,420
Bank of China (Hong Kong) Ltd., 5.55%, 2020 (n)	577,000	594,427
BBVA Bancomer S.A. Texas, 6.5%, 2021 (z)	460,000	469,774
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012 (z)	200,000	197,964
Capital One Financial Corp., 8.8%, 2019	660,000	845,255
Capital One Financial Corp., 10.25%, 2039	910,000	982,800
Citigroup, Inc., 6.375%, 2014	630,000	703,878
Citigroup, Inc., 6.01%, 2015	530,000	587,465
Citigroup, Inc., 8.5%, 2019	461,000	574,396
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	645,000	751,515
Isbank GmbH, 5.1%, 2016 (n)	918,000	923,038
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	375,000	373,500
Lloyds TSB Bank PLC, 5.8%, 2020 (n)	1,090,000	1,117,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Santander Holdings USA, Inc., 4.625%, 2016	$130,000	$134,180
Santander UK PLC, 8.963% to 2030, FRN to 2049	521,000	575,705
Svenska Handelsbanken AB, 4.875%, 2014 (n)	910,000	982,684
Turkiye Garanti Bankasi A.S., 6.25%, 2021 (z)	757,000	751,323
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	1,120,000	1,120,000

		$13,285,448
Pharmaceuticals - 1.4%
Celgene Corp., 3.95%, 2020	$890,000	$851,324
Hypermarcas S.A., 6.5%, 2021 (z)	150,000	151,500
Pfizer, Inc., 6.2%, 2019	1,280,000	1,492,172
Roche Holdings, Inc., 6%, 2019 (n)	1,130,000	1,296,431
Teva Pharmaceutical Finance LLC, 5.55%, 2016	359,000	402,790

		$4,194,217
Pollution Control - 0.6%
Allied Waste North America, Inc., 7.125%, 2016	$1,015,000	$1,053,063
Republic Services, Inc., 5.25%, 2021	730,000	775,067

		$1,828,130
Precious Metals & Minerals - 0.1%
ALROSA Finance S.A., 7.75%, 2020 (n)	$200,000	$215,500

Printing & Publishing - 0.2%
American Media, Inc., 13.5%, 2018 (z)	$28,530	$30,812
McClatchy Co., 11.5%, 2017	165,000	180,263
Nielsen Finance LLC, 11.5%, 2016	133,000	157,273
Nielsen Finance LLC, 7.75%, 2018 (n)	125,000	134,688

		$503,036
Railroad & Shipping - 0.2%
Kansas City Southern Railway, 8%, 2015	$380,000	$412,300
Panama Canal Railway Co., 7%, 2026 (n)	316,106	286,076

		$698,376
Real Estate - 1.6%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (z)	$130,000	$126,750
Entertainment Properties Trust, REIT, 7.75%, 2020 (n)	250,000	268,125
HCP, Inc., REIT, 5.375%, 2021	806,000	837,802
Kennedy Wilson, Inc., 8.75%, 2019 (z)	200,000	204,500
Kimco Realty Corp., REIT, 6.875%, 2019	191,000	221,629
MPT Operating Partnership, 6.875%, 2021 (z)	175,000	175,875
Simon Property Group, Inc., REIT, 6.1%, 2016	1,790,000	2,037,206

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
WEA Finance LLC, REIT, 6.75%, 2019 (n)	$590,000	$684,104
Yanlord Land Group Ltd., 10.625%, 2018 (z)	200,000	205,000

		$4,760,991
Restaurants - 0.0%
Dunkin Finance Corp., 9.625%, 2018 (n)	$102,000	$104,040

Retailers - 2.0%
AutoZone, Inc., 6.5%, 2014	$1,210,000	$1,358,086
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	60,000	61,350
Chinos Acquisition Corp., 8.125%, 2019 (n)	145,000	143,550
Express LLC/Express Finance Corp., 8.75%, 2018	180,000	196,875
Limited Brands, Inc., 5.25%, 2014	242,000	252,890
Limited Brands, Inc., 6.9%, 2017	205,000	219,863
Limited Brands, Inc., 6.95%, 2033	115,000	106,663
Macy’s, Inc., 8.375%, 2015	860,000	1,004,050
Neiman Marcus Group, Inc., 10.375%, 2015	285,000	300,675
QVC, Inc., 7.375%, 2020 (n)	200,000	210,000
Sally Beauty Holdings, Inc., 10.5%, 2016	560,000	609,700
Staples, Inc., 9.75%, 2014	690,000	829,739
Toys “R” Us Property Co. II LLC, 8.5%, 2017	150,000	161,250
Toys “R” Us, Inc., 10.75%, 2017	415,000	470,506
Yankee Holdings Corp., 10.25%, 2016 (p)(z)	75,000	77,250

		$6,002,447
Specialty Stores - 0.1%
Michaels Stores, Inc., 11.375%, 2016	$210,000	$228,900
Michaels Stores, Inc., 7.75%, 2018 (n)	210,000	216,825

		$445,725
Supermarkets - 0.3%
Delhaize Group, 5.875%, 2014	$740,000	$811,719

Telecommunications - Wireless - 2.5%
American Tower Corp., 4.625%, 2015	$440,000	$463,520
Clearwire Corp., 12%, 2015 (n)	660,000	717,750
Cricket Communications, Inc., 7.75%, 2016	195,000	208,163
Crown Castle International Corp., 9%, 2015	175,000	194,250
Crown Castle International Corp., 7.125%, 2019	445,000	475,594
Crown Castle Towers LLC, 6.113%, 2020 (n)	838,000	906,946
Digicel Group Ltd., 12%, 2014 (n)	100,000	117,250
Digicel Group Ltd., 10.5%, 2018 (n)	345,000	393,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Globo Comunicacoes e Participacoes S.A., 6.25% to 2015, 9.375% to 2049 (n)	$100,000	$104,250
MetroPCS Wireless, Inc., 7.875%, 2018	250,000	269,375
Nextel Communications, Inc., 7.375%, 2015	280,000	282,100
NII Holdings, Inc., 10%, 2016	255,000	292,613
NII Holdings, Inc., 8.875%, 2019	165,000	182,325
NII Holdings, Inc., 7.625%, 2021	115,000	121,613
Rogers Cable, Inc., 5.5%, 2014	659,000	727,819
SBA Communications Corp., 8.25%, 2019	100,000	110,375
Sprint Capital Corp., 6.875%, 2028	145,000	139,019
Sprint Nextel Corp., 8.375%, 2017	690,000	773,663
Sprint Nextel Corp., 8.75%, 2032	95,000	104,025
VimpelCom Ltd., 7.748%, 2021 (n)	200,000	211,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	315,000	366,188
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	245,000	259,088

		$7,420,226
Telephone Services - 0.2%
Cogent Communications Group, Inc., 8.375%, 2018 (z)	$120,000	$124,500
Frontier Communications Corp., 8.125%, 2018	315,000	340,594

		$465,094
Tobacco - 1.5%
Altria Group, Inc., 9.25%, 2019	$1,040,000	$1,368,946
B.A.T. International Finance PLC, 8.125%, 2013 (n)	810,000	935,674
Lorillard Tobacco Co., 8.125%, 2019	329,000	389,272
Lorillard Tobacco Co., 6.875%, 2020	480,000	528,469
Reynolds American, Inc., 6.75%, 2017	1,040,000	1,199,617

		$4,421,978
Transportation - 0.0%
Navios S.A. Logistics, Inc., 9.25%, 2019 (z)	$133,000	$135,660

Transportation - Services - 1.0%
ACL I Corp., 10.625%, 2016 (p)(z)	$240,000	$238,209
American Petroleum Tankers LLC, 10.25%, 2015 (n)	136,000	144,160
Commercial Barge Line Co., 12.5%, 2017	475,000	551,000
Erac USA Finance Co., 6.375%, 2017 (n)	930,000	1,057,750
Hertz Corp., 8.875%, 2014	40,000	41,000
Hertz Corp., 7.5%, 2018 (n)	195,000	204,750
Hertz Corp., 7.375%, 2021 (n)	275,000	288,751
Navios Maritime Acquisition Corp., 8.625%, 2017	120,000	124,500
Navios Maritime Holdings, Inc., 8.875%, 2017	150,000	162,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Swift Services Holdings, Inc., 10%, 2018 (z)	$200,000	$219,500

		$3,031,808
U.S. Government Agencies and Equivalents - 0.1%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$240,000	$237,113

Utilities - Electric Power - 3.7%
AES Corp., 8%, 2017	$670,000	$728,625
Allegheny Energy, Inc., 5.75%, 2019 (n)	800,000	827,148
Calpine Corp., 8%, 2016 (n)	280,000	306,600
Calpine Corp., 7.875%, 2020 (n)	395,000	425,613
CMS Energy Corp., 4.25%, 2015	760,000	777,293
Colbun S.A., 6%, 2020 (n)	637,000	660,226
Covanta Holding Corp., 7.25%, 2020	210,000	224,501
Duke Energy Corp., 3.35%, 2015	1,230,000	1,267,059
Dynegy Holdings, Inc., 7.5%, 2015	105,000	92,400
Dynegy Holdings, Inc., 7.75%, 2019	330,000	257,400
Edison Mission Energy, 7%, 2017	480,000	380,400
EDP Finance B.V., 6%, 2018 (n)	1,100,000	1,052,484
Energy Future Holdings Corp., 10%, 2020	360,000	385,229
Energy Future Holdings Corp., 10%, 2020	755,000	811,685
Exelon Generation Co. LLC, 5.2%, 2019	360,000	374,982
FirstEnergy Corp., 6.45%, 2011	39,000	40,053
Genon Escrow Corp., 9.875%, 2020 (n)	455,000	486,850
NRG Energy, Inc., 7.375%, 2017	265,000	277,256
NRG Energy, Inc., 8.25%, 2020	105,000	110,513
PPL WEM Holdings PLC, 3.9%, 2016 (z)	930,000	944,555
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (z)	115,000	118,163
Waterford 3 Funding Corp., 8.09%, 2017	355,834	357,617

		$10,906,652
Total Bonds (Identified Cost, $273,342,034)		$290,245,763

Floating Rate Loans (g)(r) - 0.2%
Automotive - 0.1%
Allison Transmission, Inc., Term Loan B, 2.99%, 2014	$314,083	$313,141

Broadcasting - 0.1%
Gray Television, Inc., Term Loan B, 3.75%, 2014	$108,405	$107,490
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015	84,919	85,396

		$192,886

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Floating Rate Loans - continued
Financial Institutions - 0.0%
American General Finance Corp., Term Loan, 7.25%, 2015			$49,540	$49,575

Gaming & Lodging - 0.0%
Green Valley Ranch Gaming LLC, Second Lien Term Loan, 3.5%, 2014 (d)			$310,737	$2,436
MGM Mirage, Inc., Term Loan E, 7%, 2014			192,835	190,570

				193,006
Total Floating Rate Loans (Identified Cost, $902,724)				$748,608

Convertible Preferred Stocks - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%			7,040	$350,662

Insurance - 0.1%
MetLife, Inc., 5%			3,740	$327,400
Total Convertible Preferred Stocks (Identified Cost, $660,670)				$678,062

Common Stocks - 0.1%
Automotive - 0.0%
Accuride Corp.			6,738	$93,285

Broadcasting - 0.0%
New Young Broadcasting Holding Co., Inc.			38	$98,800

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)			7,311	$126,773
Total Common Stocks (Identified Cost, $247,148)				$318,858

Preferred Stocks - 0.2%
Other Banks & Diversified Financials - 0.2%
Ally Financial, Inc., 7% (n)			160	$148,830
Citigroup Capital XIII, 7.875%			2,425	67,318
GMAC Capital Trust I, 8.125%			9,100	236,236
Total Preferred Stocks (Identified Cost, $441,886)				$452,384

	Strike Price	First Exercise
Warrants - 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $196,176) (a)	$0.01	7/14/10	103	$267,800

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 0.9%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value	2,703,387	$2,703,387
Total Investments (Identified Cost, $278,494,025)		$295,414,862

Other Assets, Less Liabilities - 1.0%		2,898,602
Net Assets - 100.0%		$298,313,464

(a)	Non-income producing security.
(d)	Non-income producing security - in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $69,967,594, representing 23.5% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACL I Corp., 10.625%, 2016	2/10/11	$235,968	$238,209
AMC Entertainment, Inc., 9.75%, 2020	12/01/10	150,000	159,750
Allison Transmission, Inc., 7.125%, 2019	4/27/11	45,000	45,563
American Casinos, Inc., 7.5%, 2021	3/31/11	227,994	235,463
American Media, Inc., 13.5%, 2018	12/28/10	28,974	30,812
Anthracite Ltd., “A”, CDO, FRN, 0.573%, 2019	1/28/10	292,575	360,579
Anthracite Ltd., CDO, 6%, 2037	5/14/02	1,094,345	900,000
ARCap REIT, Inc., CDO, “H”, FRN, 6.06%, 2045	9/21/04	788,660	24,750
BBVA Bancomer S.A. Texas, 6.5%, 2021	3/03/11	453,830	469,774
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040	3/01/06	491,537	277,221

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Bosphorus Financial Services Ltd., FRN, 2.113%, 2012	3/08/05	$200,000	$197,964
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	3/08/07	79,015	79,793
Bresnan Broadband Holdings LLC, 8%, 2018	12/01/10	70,000	74,375
Building Materials Holding Corp., 6.75%, 2021	4/26/11	113,972	116,581
CEMEX S.A.B. de C.V., FRN, 5.301%, 2015	3/29/11	148,524	148,725
CIT Group, Inc., 5.25%, 2014	3/23/11	400,000	409,660
CIT Group, Inc., 6.625%, 2018	3/23/11	314,000	337,288
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019	4/01/11	126,124	126,750
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021	4/20/11	482,729	487,472
CPI International Acquisition, Inc., 8%, 2018	2/03/11	80,000	80,400
Capital Trust Realty Ltd., CDO, 5.16%, 2035	9/16/10	901,111	909,540
Cequel Communications Holdings, 8.625%, 2017	1/13/11	97,645	101,888
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	835,610	871,859
Citadel Broadcasting Corp., 7.75%, 2018	12/06/10	45,000	48,713
Cogent Communications Group, Inc., 8.375%, 2018	1/11/11	120,000	124,500
Crest Ltd., “A1” CDO, FRN, 0.789%, 2018	1/21/10	587,619	705,202
Falcon Franchise Loan LLC, FRN, 3.259%, 2023	11/18/02	94,922	148,933
Falcon Franchise Loan LLC, FRN, 3.633%, 2025	1/29/03	233,434	211,852
Ferrexpo Finance PLC, 7.875%, 2016	3/31/11	418,000	431,611
First Data Corp., 12.625%, 2021	4/21/11	142,829	142,513
GMAC LLC, FRN, 6.02%, 2033	11/17/00	858,216	889,469
Griffon Corp., 7.125%, 2018	3/14/11-4/28/11	306,490	310,875
Hypermarcas S.A., 6.5%, 2021	4/14/11	147,310	151,500
Hyva Global B.V., 8.625%, 2016	3/17/11	200,000	205,785
Kennedy Wilson, Inc., 8.75%, 2019	3/31/11-4/07/11	199,260	204,500
LBI Media, Inc., 8.5%, 2017	7/18/07	187,744	162,450
Local TV Finance LLC, 9.25%, 2015	11/13/07-2/16/11	426,461	429,662
MPT Operating Partnership, 6.875%, 2021	4/19/11-4/29/11	176,200	175,875
Masonite International Corp., 8.25%, 2021	4/08/11	115,000	117,516
Morgan Stanley Capital I, Inc., 1.388%, 2039	7/20/04	173,172	173,183
NAI Entertainment Holdings LLC, 8.25%, 2017	12/02/10	129,098	135,000
Nationstar Mortgage LLC, 10.875%, 2015	3/23/10-4/19/11	403,879	413,000
Navios S.A. Logistics, Inc., 9.25%, 2019	4/06/11	134,685	135,660
Nortek, Inc., 8.5%, 2021	4/12/11	280,000	279,300
PPL WEM Holdings PLC, 3.9%, 2016	4/18/11	929,028	944,555
PTTEP Canada International Finance Ltd., 5.692%, 2021	3/29/11	686,000	693,552
Packaging Dynamics Corp., 8.75%, 2016	1/25/11-2/01/11	106,598	108,806
Pernod Ricard S.A., 5.75%, 2021	4/04/11	590,748	609,003

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Prudential Securities Secured Financing Corp., FRN, 7.316%, 2013	12/06/04	$900,949	$881,195
RCI Banque S.A., 4.6%, 2016	4/05/11	821,690	833,192
Realogy Corp., 11.5%, 2017	4/21/11-4/26/11	110,519	109,463
Republic of Croatia, 6.375%, 2021	3/16/11	196,526	203,430
Republic of Indonesia, 4.875%, 2021	4/27/11	196,508	200,000
Salomon Brothers Mortgage Securities, Inc., FRN, 7.287%, 2032	1/07/05	1,171,608	1,127,567
Sigma Alimentos S.A., 5.625%, 2018	4/07/11	148,751	150,375
Swift Services Holdings, Inc., 10%, 2018	12/15/10	200,000	219,500
Syniverse Holdings, Inc., 9.125%, 2019	12/16/10	203,965	214,500
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020	4/15/11	115,295	118,163
Turkiye Garanti Bankasi A.S., 6.25%, 2021	4/14/11	750,096	751,323
UCI International, Inc., 8.625%, 2019	1/11/11	70,000	74,375
UPCB Finance III Ltd., 6.625%, 2020	2/07/11-4/21/11	418,877	414,159
USI Holdings Corp., 9.75%, 2015	5/07/07-6/08/07	222,050	225,500
Univision Communications, Inc., 6.875%, 2019	4/25/11	75,000	75,281
Windstream Corp., 7.75%, 2021	3/14/11	113,989	121,613
Yankee Holdings Corp., 10.25%, 2016	2/10/11	76,632	77,250
Yanlord Land Group Ltd., 10.625%, 2018	3/22/11	200,000	205,000
Total Restricted Securities			$20,639,317
% of Net Assets			6.9%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
JPY	Japanese Yen
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 4/30/11

Forward Foreign Currency Exchange Contracts at 4/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	CNY	JP Morgan Chase Bank	9,233,000	5/17/11	$1,408,306	$1,424,328	$16,022
BUY	EUR	JP Morgan Chase Bank	1,300,985	7/12/11	1,856,441	1,923,138	66,697
BUY	IDR	JP Morgan Chase Bank	4,086,041,000	5/11/11	453,752	476,416	22,664
BUY	ILS	HSBC Bank	5,297,000	5/11/11	1,478,577	1,566,390	87,813
BUY	SEK	CS First Boston	281,704	7/12/11	44,997	46,438	1,441

							$194,637

Liability Derivatives
SELL	CAD	Goldman Sachs International	1,534,747	7/12/11	$1,586,908	$1,619,358	$(32,450)
SELL	EUR	Deutsche Bank AG	175,121	7/12/11	248,476	258,867	(10,391)
SELL	EUR	HSBC Bank	1,100,765	5/11/11-7/12/11	1,530,525	1,629,945	(99,420)
SELL	EUR	UBS AG	9,615,106	6/15/11	13,281,193	14,224,459	(943,266)
SELL	GBP	Barclays Bank PLC	996,862	7/12/11	1,624,297	1,663,580	(39,283)
SELL	GBP	Deutsche Bank AG	996,862	7/12/11	1,624,900	1,663,580	(38,680)
SELL	JPY	CS First Boston	256,897,547	7/12/11	3,025,848	3,168,220	(142,372)

							$(1,305,862)

Futures Contracts Outstanding at 4/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	3	$367,125	June - 2011	$(7,253)

Swap Agreements at 4/30/11

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Asset Derivatives
Credit Default Swaps
9/20/14	USD	1,260,000(a	)	Goldman Sachs International	1.00% (fixed rate)	(1)	$27,842

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Cargill Inc., 7.375%, 10/01/2025, an A2 rated bond. The fund entered into the contract to gain issuer exposure.
(a)	Net unamortized premiums received by the fund amounted to $1,971.

Portfolio of Investments (unaudited) – continued

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy. If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2011, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $275,790,638)	$292,711,475
Underlying affiliated funds, at cost and value	2,703,387
Total investments, at value (identified cost, $278,494,025)	$295,414,862
Cash	55,808
Receivables for
Forward foreign currency exchange contracts	194,637
Investments sold	1,690,821
Fund shares sold	600,725
Interest and dividends	4,636,492
Swaps, at value (net unamortized premiums received, $1,971)	27,842
Receivable from investment adviser	2,677
Other assets	2,356
Total assets	$302,626,220
Liabilities
Payables for
Distributions	$301,923
Forward foreign currency exchange contracts	1,305,862
Daily variation margin on open futures contracts	750
Investments purchased	2,157,457
Fund shares reacquired	382,622
Payable to affiliates
Shareholder servicing costs	63,668
Distribution and service fees	11,139
Payable for independent Trustees’ compensation	30,359
Accrued expenses and other liabilities	58,976
Total liabilities	$4,312,756
Net assets	$298,313,464
Net assets consist of
Paid-in capital	$299,508,153
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	15,866,237
Accumulated net realized gain (loss) on investments and foreign currency transactions	(17,120,684)
Undistributed net investment income	59,758
Net assets	$298,313,464
Shares of beneficial interest outstanding	44,622,120

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$207,149,990	30,891,548	$6.71
Class B	36,045,943	5,421,550	6.65
Class C	48,040,658	7,252,986	6.62
Class I	7,076,873	1,056,036	6.70

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $7.04 [100 / 95.25 x $6.71]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$8,559,247
Dividends	9,170
Dividends from underlying affiliated funds	5,065
Foreign taxes withheld	(365)
Total investment income	$8,573,117
Expenses
Management fee	$950,467
Distribution and service fees	670,573
Shareholder servicing costs	209,833
Administrative services fee	24,902
Independent Trustees’ compensation	7,201
Custodian fee	45,248
Shareholder communications	29,069
Auditing fees	27,941
Legal fees	2,632
Miscellaneous	45,026
Total expenses	$2,012,892
Fees paid indirectly	(78)
Reduction of expenses by investment adviser	(170,075)
Net expenses	$1,842,739
Net investment income	$6,730,378
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$2,590,125
Futures contracts	104,559
Swap transactions	6,370
Foreign currency transactions	(961,577)
Net realized gain (loss) on investments and foreign currency transactions	$1,739,477
Change in unrealized appreciation (depreciation)
Investments	$(2,130,016)
Futures contracts	(62,160)
Swap transactions	4,810
Translation of assets and liabilities in foreign currencies	76,972
Net unrealized gain (loss) on investments and foreign currency translation	$(2,110,394)
Net realized and unrealized gain (loss) on investments and foreign currency	$(370,917)
Change in net assets from operations	$6,359,461

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 4/30/11	Year ended 10/31/10
Change in net assets	(unaudited)
From operations
Net investment income	$6,730,378	$14,207,232
Net realized gain (loss) on investments and foreign currency transactions	1,739,477	5,010,732
Net unrealized gain (loss) on investments and foreign currency translation	(2,110,394)	14,501,475
Change in net assets from operations	$6,359,461	$33,719,439
Distributions declared to shareholders
From net investment income	$(7,086,576)	$(14,890,727)
Change in net assets from fund share transactions	$(8,239,313)	$18,819,504
Total change in net assets	$(8,966,428)	$37,648,216
Net assets
At beginning of period	307,279,892	269,631,676
At end of period (including undistributed net investment income of $59,758 and $415,956, respectively)	$298,313,464	$307,279,892

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.72		$6.30	$5.43	$6.67	$6.70	$6.67
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.33	$0.33	$0.37	$0.39	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.44	0.98	(1.22)	(0.04)	0.05
Total from investment operations	$0.16		$0.77	$1.31	$(0.85)	$0.35	$0.42
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)	$(0.44)	$(0.39)	$(0.38)	$(0.39)
Net asset value, end of period	$6.71		$6.72	$6.30	$5.43	$6.67	$6.70
Total return (%) (r)(s)(t)	2.38	(n)	12.56	25.36	(13.37)	5.41	6.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.18	1.28	1.28	1.29	1.33
Expenses after expense reductions (f)	1.05	(a)	1.02	0.92	0.83	0.83	0.83
Net investment income	4.79	(a)	5.14	5.86	5.74	5.79	5.55
Portfolio turnover	20		49	53	45	55	66
Net assets at end of period (000 omitted)	$207,150		$216,200	$188,786	$147,255	$185,193	$194,376

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.66		$6.24	$5.38	$6.59	$6.63	$6.59
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.28	$0.29	$0.33	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.00	)(w)	0.44	0.96	(1.19)	(0.04)	0.07
Total from investment operations	$0.13		$0.72	$1.25	$(0.86)	$0.30	$0.39
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.39)	$(0.35)	$(0.34)	$(0.35)
Net asset value, end of period	$6.65		$6.66	$6.24	$5.38	$6.59	$6.63
Total return (%) (r)(s)(t)	1.99	(n)	11.80	24.45	(13.70)	4.57	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.92	(a)	1.94	2.01	1.94	1.94	1.97
Expenses after expense reductions (f)	1.80	(a)	1.77	1.63	1.48	1.48	1.48
Net investment income	4.09	(a)	4.46	5.22	5.16	5.13	4.90
Portfolio turnover	20		49	53	45	55	66
Net assets at end of period (000 omitted)	$36,046		$39,468	$39,976	$38,838	$60,044	$77,822

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.64		$6.22	$5.35	$6.56	$6.60	$6.56
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.28	$0.29	$0.33	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.44	0.97	(1.19)	(0.04)	0.07
Total from investment operations	$0.12		$0.72	$1.26	$(0.86)	$0.30	$0.39
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.39)	$(0.35)	$(0.34)	$(0.35)
Net asset value, end of period	$6.62		$6.64	$6.22	$5.35	$6.56	$6.60
Total return (%) (r)(s)(t)	1.84	(n)	11.82	24.74	(13.79)	4.56	6.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.93	(a)	1.94	2.01	1.95	1.94	1.98
Expenses after expense reductions (f)	1.80	(a)	1.77	1.64	1.48	1.48	1.48
Net investment income	4.11	(a)	4.47	5.19	5.19	5.14	4.90
Portfolio turnover	20		49	53	45	55	66
Net assets at end of period (000 omitted)	$48,041		$46,789	$37,931	$23,491	$30,385	$29,892

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/11 (unaudited)		Years ended 10/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$6.72		$6.30	$5.43	$6.66	$6.71	$6.67
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.35	$0.39	$0.42	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		0.43	0.97	(1.20)	(0.06)	0.07
Total from investment operations	$0.15		$0.78	$1.32	$(0.81)	$0.36	$0.46
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.36)	$(0.45)	$(0.42)	$(0.41)	$(0.42)
Net asset value, end of period	$6.70		$6.72	$6.30	$5.43	$6.66	$6.71
Total return (%) (r)(s)	2.35	(n)	12.84	25.71	(12.93)	5.46	7.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.93	1.00	0.93	0.95	0.98
Expenses after expense reductions (f)	0.80	(a)	0.77	0.64	0.48	0.48	0.48
Net investment income	5.02	(a)	5.36	6.10	6.10	6.08	5.89
Portfolio turnover	20		49	53	45	55	66
Net assets at end of period (000 omitted)	$7,077		$4,823	$2,939	$1,679	$2,458	$14,437

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Strategic Income Fund (the fund) is a series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures

Notes to Financial Statements (unaudited) – continued

contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially effected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net

Notes to Financial Statements (unaudited) – continued

asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forward foreign currency exchange contracts, and swap contracts. The following is a summary of the levels used as of April 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,074,901	$515,430	$126,773	$1,717,104
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	237,113	—	237,113
Non-U.S. Sovereign Debt	—	60,748,272	—	60,748,272
Corporate Bonds	—	156,437,667	—	156,437,667
Residential Mortgage-Backed Securities	—	4,812,323	—	4,812,323
Commercial Mortgage-Backed Securities	—	5,397,617	—	5,397,617
Asset-Backed Securities (including CDOs)	—	4,830,994	—	4,830,994
Foreign Bonds	—	57,781,777	—	57,781,777
Floating Rate Loans	—	748,608	—	748,608
Mutual Funds	2,703,387	—	—	2,703,387
Total Investments	$3,778,288	$291,509,801	$126,773	$295,414,862

Other Financial Instruments
Futures	$(7,253)	$—	$—	$(7,253)
Swaps	—	27,842	—	27,842
Forward Foreign Currency Exchange Contracts	—	(1,111,225)	—	(1,111,225)

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/10	$29,171
Accrued discounts/premiums	—
Realized gain (loss)	(10,199)
Change in unrealized appreciation (depreciation)	(18,972)
Purchases	—
Sales	0
Transfers into level 3	126,773
Transfers out of level 3	—
Balance as of 4/30/11	$126,773

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2011 is $0.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2011 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(7,253)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	194,637	(1,305,862)
Credit	Credit Default Swaps	27,842	—
Total		$222,479	$(1,313,115)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Foreign Currency Transactions
Interest Rate	$104,559	$—	$—
Foreign Exchange	—	—	(1,144,137)
Credit	—	6,370	—
Total	$104,559	$6,370	$(1,144,137)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2011 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Transactions	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(62,160)	$—	$—
Foreign Exchange	—	—	46,734
Credit	—	4,810	—
Total	$(62,160)	$4,810	$46,734

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.

Notes to Financial Statements (unaudited) – continued

The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may

Notes to Financial Statements (unaudited) – continued

present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to our use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily

Notes to Financial Statements (unaudited) – continued

change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swaps in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation. At April 30, 2011, the fund did not hold any credit default swaps at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will

Notes to Financial Statements (unaudited) – continued

be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/10
Ordinary income (including any short-term capital gains)	$14,890,727

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/11
Cost of investments	$278,496,299
Gross appreciation	22,259,622
Gross depreciation	(5,341,059)
Net unrealized appreciation (depreciation)	$16,918,563

As of 10/31/10
Undistributed ordinary income	2,139,252
Capital loss carryforwards	(16,572,294)
Other temporary differences	(3,666,848)
Net unrealized appreciation (depreciation)	17,632,316

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/14	$(3,352,139)
10/31/16	(6,482,036)
10/31/17	(6,738,119)
$(16,572,294)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

Notes to Financial Statements (unaudited) – continued

The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/11	Year ended 10/31/10
Class A	$5,168,390	$10,912,847
Class B	794,648	1,843,592
Class C	988,889	1,941,557
Class I	134,649	192,731
Total	$7,086,576	$14,890,727

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this waiver amounted to $73,115 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 29, 2012. For the six months ended April 30, 2011, this reduction amounted to $96,403 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,265 for the six months ended April 30, 2011, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$255,442
Class B	0.75%	0.25%	1.00%	1.00%	185,084
Class C	0.75%	0.25%	1.00%	1.00%	230,047
Total Distribution and Service Fees					$670,573

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2011 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to May 14, 1999 are subject to a service fee of 0.15% annually. This agreement terminated on January 1, 2011. Effective January 1, 2011, all Class A assets are subject to the full service fee of 0.25%.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2011, were as follows:

Amount
Class A	$10,033
Class B	17,533
Class C	3,496

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2011, the fee was $98,868, which equated to 0.0676% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $110,965.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2011 was equivalent to an annual effective rate of 0.0170% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $922 and the Retirement Deferral plan resulted in an expense of $305. Both amounts are included in independent Trustees’ compensation for the six months ended April 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $28,579 at April 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,658 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $557, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$5,450,397	$5,113,983
Investments (non-U.S. Government securities)	$51,246,566	$63,152,115

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,037,739	$20,138,083	6,776,547	$43,542,988
Class B	459,191	3,019,214	1,461,804	9,325,057
Class C	985,309	6,448,622	1,833,402	11,669,423
Class I	500,300	3,321,273	373,594	2,438,072
	4,982,539	$32,927,192	10,445,347	$66,975,540
Shares issued to shareholders in reinvestment of distributions
Class A	580,668	$3,852,245	1,224,323	$7,903,233
Class B	76,515	503,067	186,593	1,192,386
Class C	99,252	649,853	196,495	1,252,762
Class I	15,026	99,610	23,393	151,167
	771,461	$5,104,775	1,630,804	$10,499,548

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/11		Year ended 10/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,898,133)	$(32,502,851)	(5,785,189)	$(37,277,442)
Class B	(1,038,914)	(6,827,560)	(2,126,695)	(13,574,117)
Class C	(882,587)	(5,769,068)	(1,079,391)	(6,858,191)
Class I	(177,309)	(1,171,801)	(145,550)	(945,834)
	(6,996,943)	$(46,271,280)	(9,136,825)	$(58,655,584)
Net change
Class A	(1,279,726)	$(8,512,523)	2,215,681	$14,168,779
Class B	(503,208)	(3,305,279)	(478,298)	(3,056,674)
Class C	201,974	1,329,407	950,506	6,063,994
Class I	338,017	2,249,082	251,437	1,643,405
	(1,242,943)	$(8,239,313)	2,939,326	$18,819,504

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2011, the fund’s commitment fee and interest expense were $1,530 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,146,433	35,880,966	(36,324,012)	2,703,387

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,065	$2,703,387

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2010 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: June 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: June 17, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 17, 2011

*	Print name and title of each signing officer under his or her signature.